Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advances to suppliers		$ 45,252
Other	10,513	1,397	6,139
Total	$ 10,513	$ 46,649	$ 120,139